Business Combinations and Asset Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Acquisition, Pro Forma Information
The following unaudited pro forma information assumes the acquisition of Evergas occurred January 1, 2021. The pro forma information includes the historical results of operations of Evergas as well as adjustments for interest expense that would have been incurred due to financing the acquisition and depreciation and amortization of the fair value adjustments associated with the acquired vessels, time-charters and finance lease arrangements. The pro forma information for the year ended December 31, 2022 excludes pre-acquisition transaction expenses of $4.9 million. The unaudited pro forma information presented below is for illustrative purposes only and does not reflect future events that may occur after December 31, 2022 or any operating efficiencies or inefficiencies that may result from the Evergas acquisition. Therefore, the information is not necessarily indicative of results that would have been achieved had the operations of Evergas been combined with the Company during the periods presented or the results that the Company will experience going forward.

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Revenues	757,140	734,091
Net income	246,657	272,557

Business Combination Disclosure	Acquisition of Evergas
On December 29, 2022, the Company completed the acquisition of 100% of the equity interests in Greenship Gas Trust and Greenship Gas Manager Pte. Ltd. and their subsidiaries (collectively, Evergas) from affiliates of Jaccar Holdings (or Jaccar) for a cash purchase price of $241.4 million, of which $238.4 million was paid on closing and the remaining $3.0 million was paid during February 2023.
The Company financed the cash purchase price with existing cash and by borrowing $180.0 million under its existing revolving credit facility which matures in December 2023. As part of the acquisition, the Company assumed the existing financing obligations of Evergas, none of which matures until 2025. Evergas owns and operates two Very Large Ethane Carriers and eight Semi-Refrigerated/Multi-gas carriers that were built between 2015 and 2020. These vessels are employed on fixed-rate time-charter contracts to Ineos Group Limited that expire between 2027 and 2031. Evergas also in-charters six pressurized LPG carriers under bareboat charter contracts scheduled to end in 2024. The Company considers Evergas to be a natural complement to the Company’s Natural Gas Liquids segment.
The major classes of assets and liabilities to which the Company has allocated the purchase price were as follows:

Assets	December 29, 2022 $
Cash and cash equivalents	13,971
Restricted cash	1,332
Other current assets	10,977
Vessels related to finance leases	680,564
Operating lease right-of-use assets	15,036
Other non-current assets	7,794
Intangible assets - time-charters (weighted-average amortization period of 4.7 years)	24,810
Goodwill	5,467
Liabilities
Accounts payable	(3,914)
Accrued liabilities and other	(7,949)
Unearned revenue	(11,102)
Current obligations related to finance leases	(44,519)
Current portion of operating lease liabilities	(9,956)
Long-term obligations related to finance leases	(421,015)
Long-term operating lease liabilities	(11,063)
Other long-term liabilities	(9,002)
Total purchase price	241,431

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The factors contributing to the recognition of goodwill are the assembled workforce of Evergas and potential benefits from the possible expansion into the captured CO2 transportation market. None of the goodwill is expected to be deducted for tax purposes and was allocated to the NGL reporting unit for purposes of the evaluation of any future goodwill impairment.
The results of Evergas' operations have been included in the Company's consolidated statement of income for the year ended December 31, 2022 since the December 29, 2022 date of acquisition with no material impact on the Company's revenues and earnings for the year ended December 31, 2022.
The following unaudited pro forma information assumes the acquisition of Evergas occurred January 1, 2021. The pro forma information includes the historical results of operations of Evergas as well as adjustments for interest expense that would have been incurred due to financing the acquisition and depreciation and amortization of the fair value adjustments associated with the acquired vessels, time-charters and finance lease arrangements. The pro forma information for the year ended December 31, 2022 excludes pre-acquisition transaction expenses of $4.9 million. The unaudited pro forma information presented below is for illustrative purposes only and does not reflect future events that may occur after December 31, 2022 or any operating efficiencies or inefficiencies that may result from the Evergas acquisition. Therefore, the information is not necessarily indicative of results that would have been achieved had the operations of Evergas been combined with the Company during the periods presented or the results that the Company will experience going forward.

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Revenues	757,140	734,091
Net income	246,657	272,557